Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (13,475,976)	$ (10,137,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	774,742	913,247
Depreciation	3,181	9,375
Loss of disposal of fixed assets	757	2,635
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,577,015	1,134,824
Accounts payable and accrued expenses	(483,397)	(175,290)
Net cash used in operating activities	(11,603,678)	(8,252,492)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,744)	(4,423)
Net cash used in investing activities	(1,744)	(4,423)
Cash Flows from Financing Activities:
Payments on notes payable	(368,064)	(348,534)
Proceeds from exercise of warrants	725,668	2,616
Proceeds from sale of common stock	2,101,958	10,625,786
Net cash provided by financing activities	2,459,562	10,279,868
Net change in cash and cash equivalents	(9,145,860)	2,022,953
Cash and cash equivalents, at beginning of period	10,055,407	5,004,517
Cash and cash equivalents, at end of period	909,547	7,027,470
Supplemental disclosures of cash flow information:
Cash paid for interest	10,924	5,782
Cash paid for income taxes	$ 0	$ 0